STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Investments at fair value	$ 79,890,502	$ 70,204,492
Notes receivable from participants	769,666	751,061
Net assets available for benefits	$ 80,660,168	$ 70,955,553	$ 63,363,264